Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	4.01819%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,824,307.01

Principal:
Principal Collections	$20,613,992.57
Prepayments in Full	$8,882,990.04
Liquidation Proceeds	$353,260.87
Recoveries	$101,463.72
Sub Total	$29,951,707.20
Collections	$32,776,014.21

Purchase Amounts:
Purchase Amounts Related to Principal	$76,271.80
Purchase Amounts Related to Interest	$239.92
Sub Total	$76,511.72

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,852,525.93

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	24
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,852,525.93
Servicing Fee	$579,597.71	$579,597.71	$0.00	$0.00	$32,272,928.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,272,928.22
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$32,272,928.22
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$32,272,928.22
Interest - Class A-3 Notes	$1,958,486.51	$1,958,486.51	$0.00	$0.00	$30,314,441.71
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$30,001,316.71
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,001,316.71
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$29,793,765.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,793,765.88
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$29,793,765.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,793,765.88
Regular Principal Payment	$27,723,109.05	$27,723,109.05	$0.00	$0.00	$2,070,656.83
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,070,656.83
Residual Released to Depositor	$0.00	$2,070,656.83	$0.00	$0.00	$0.00
Total		$32,852,525.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,723,109.05
Total					$27,723,109.05

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,723,109.05	$49.51	$1,958,486.51	$3.50	$29,681,595.56	$53.01
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$27,723,109.05	$17.56	$2,479,162.34	$1.57	$30,202,271.39	$19.13

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$461,725,700.91	0.8245102	$434,002,591.86	0.7750046
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$615,635,700.91	0.3899118	$587,912,591.86	0.3723535

Pool Information
Weighted Average APR	5.154%	5.183%
Weighted Average Remaining Term	38.60	37.89
Number of Receivables Outstanding	28,214	27,506
Pool Balance	$695,517,246.12	$665,097,465.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$653,699,454.78	$625,520,049.03
Pool Factor	0.4099275	0.3919986

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$39,577,416.71
Targeted Overcollateralization Amount	$77,184,873.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$77,184,873.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$493,265.10
(Recoveries)		52	$101,463.72
Net Loss for Current Collection Period			$391,801.38
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6760%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6897%
Second Prior Collection Period			0.6976%
Prior Collection Period			0.8284%
Current Collection Period			0.6911%
Four Month Average (Current and Prior Three Collection Periods)			0.7267%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,836	$9,162,430.88
(Cumulative Recoveries)			$1,125,199.29
Cumulative Net Loss for All Collection Periods			$8,037,231.59
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4737%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,990.43
Average Net Loss for Receivables that have experienced a Realized Loss			$4,377.58

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.07%	203	$7,145,853.55
61-90 Days Delinquent	0.17%	30	$1,106,833.22
91-120 Days Delinquent	0.04%	10	$242,166.23
Over 120 Days Delinquent	0.07%	11	$465,669.25
Total Delinquent Receivables	1.35%	254	$8,960,522.25

Repossession Inventory:
Repossessed in the Current Collection Period		14	$510,302.03
Total Repossessed Inventory		27	$984,322.76

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2456%
Prior Collection Period			0.2623%
Current Collection Period			0.1854%
Three Month Average			0.2311%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2728%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	24

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	76	$2,693,080.01
2 Months Extended	105	$3,906,554.50
3+ Months Extended	36	$1,155,380.25

Total Receivables Extended	217	$7,755,014.76
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer